Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Financial Liabilities

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Current:
Derivative not designated as hedges – foreign exchange forward contract	999	—	—

Summary of Loans and Borrowings

	Effective interest rate	Maturity	31.12.2019
	%		RMB’000

Current
Renminbi denominated loans	3.70 – 4.13	2020	1,900,000
US dollar denominated loans	2.52	2020	139,524
Singapore Dollar denominated loans (ii)	2.84	2020	15,522

			2,055,046

	Effective interest rate	Maturity	31.12.2020	31.12.2020
	%		RMB’000	US$’000

Current
Renminbi denominated loans	1.80 – 4.05	2021	1,730,000	267,334

Non-current
Renminbi denominated loans	3.30	2022	500,000	77,264

Note:

(i)	All loan balances as stated above do not have a callable feature.

(ii)	Issuer bank	Facility limit	Usage
			RMB’000

	December 31, 2019
	MUFG Bank Ltd	S$ 30 million	15,522